REPORTABLE SEGMENTS - Revenue information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REPORTABLE SEGMENTS
Revenues	$ 8,707,042	$ 5,997,703	$ 26,206,876	$ 16,380,734	$ 22,652,885	$ 19,972,239
Cost of revenues	5,832,429	4,200,351	17,345,653	11,009,940	16,706,177	14,934,962
Selling, general and administrative expenses
Facility costs	118,324	114,902	343,821	356,340	522,097	382,880
Insurance expenses	199,232	269,678	616,192	620,793	872,301	468,845
Marketing expenses	7,497	1,334,701	2,870,531	1,551,457	3,267,411	730,682
Operational expenses	2,833,238	801,046	6,968,468	1,666,445	5,015,078	1,862,335
Compensation and related benefits	2,026,788	1,511,422	6,086,647	5,172,105	7,342,339	6,558,995
Travel & entertainment	76,259	34,272	250,595	104,732	141,532	197,887
Vehicle expenses	156,648	128,956	494,008	426,905	576,578	463,928
MSA Working Capital Adjustment					(3,377,288)
Depreciation					265,652	259,222
Amortization	102,932	144,198	259,892	276,170	519,729	517,175
Other						878,346
Total selling, general and administrative expenses	5,691,338	4,330,687	18,270,674	10,362,504	15,145,429	12,320,295
Loss on impairment				405,658	2,403,628	181,853
Income/(Loss) from operations	(2,816,725)	(2,533,335)	(9,409,451)	(5,397,368)	(11,602,349)	(7,464,871)
Other expense, net	1,823,683	(7,330,806)	(1,967,038)	(9,287,432)	(10,905,859)	(1,733,983)
Net loss	(993,042)	(9,864,141)	(11,376,489)	(14,684,800)	(22,508,208)	(9,198,854)
Total assets	22,086,422	13,553,630	22,086,422	13,553,630	12,756,542	13,156,473
Capital expenditures					27,044	41,771
Corporate
Selling, general and administrative expenses
Facility costs	1,009	2,818	10,710	(17,436)	4,483	51,643
Insurance expenses	110,975	126,483	323,923	216,376	354,800	63,399
Marketing expenses	(71,433)	1,279,617	809,878	1,336,576	2,312,405	109,510
Operational expenses	759,450	842,332	3,723,990	1,726,464	2,859,007	80,996
Compensation and related benefits	674,352	768,464	1,089,822	1,778,530	1,884,231	2,371,584
Travel & entertainment	3,666	6,110	102,886	23,419	35,068	144,991
Vehicle expenses	5,818	54,373	16,512	158,450	202,744	89,639
Depreciation					41,879	42,879
Amortization	322	(10,135)	966	11,526	21,308
Other						878,346
Total selling, general and administrative expenses	1,506,710	3,072,592	6,107,620	5,265,952	7,715,925	3,832,987
Income/(Loss) from operations	(1,506,710)	(3,072,592)	(6,107,620)	(5,265,952)	(7,715,925)	(3,832,987)
Other expense, net	1,643,844	(7,330,806)	(4,796,700)	(9,287,432)	(10,905,859)	(1,733,983)
Net loss	137,134	(10,403,398)	(10,904,320)	(14,553,384)	(18,621,784)	(5,566,970)
Total assets	552,730	3,976,278	552,730	3,976,278	4,325,841	5,492,797
Owned Service Network | Operating segments
REPORTABLE SEGMENTS
Revenues	4,547,965	2,666,458	13,240,732	9,450,969	12,201,600	18,408,926
Cost of revenues	2,875,696	1,775,169	7,641,098	6,084,298	7,633,214	13,153,790
Selling, general and administrative expenses
Facility costs	91,650	44,547	155,466	147,446	178,416	278,991
Insurance expenses	63,868	87,330	207,333	202,527	262,063	382,833
Marketing expenses	49,997	19,218	1,924,225	145,789	691,980	619,629
Operational expenses	1,372,194	170,169	2,654,310	511,866	653,618	1,371,766
Compensation and related benefits	907,548	298,285	3,118,153	1,825,668	2,554,216	3,826,062
Travel & entertainment	42,001	13,480	64,728	48,786	61,700	45,264
Vehicle expenses	136,583	45,033	356,551	168,467	206,234	359,049
Depreciation					216,776	187,180
Amortization	55,482	121,587	136,834	228,382	330,750	434,888
Total selling, general and administrative expenses	2,875,841	803,981	8,935,161	3,429,199	5,155,753	7,505,662
Loss on impairment				405,658	2,403,628	181,853
Income/(Loss) from operations	(1,203,573)	87,308	(3,335,527)	(468,186)	(3,012,874)	(2,432,379)
Other expense, net	(2,266,649)		405,692
Net loss	(3,470,222)	87,308	(2,929,835)	(468,186)	(2,990,995)	(2,432,379)
Total assets	14,702,572	4,937,775	14,702,572	4,937,775	3,379,649	6,611,407
Capital expenditures					27,044	41,771
Managed Solutions | Operating segments
REPORTABLE SEGMENTS
Revenues	455,399	1,407,761	2,820,718	4,272,261	4,429,995	617,907
Cost of revenues	350,842	862,802	2,087,220	2,870,583	4,412,938	410,022
Selling, general and administrative expenses
Facility costs	12,725	61,598	130,831	211,308	300,686	29,869
Insurance expenses	8,905	55,599	42,798	201,211	223,046	21,781
Marketing expenses	28,019	32,451	135,147	63,528	251,520	1,543
Operational expenses	462,988	(422,460)	937	(1,009,570)	420,063	31,874
Compensation and related benefits	96,530	230,115	896,838	1,160,187	2,147,486	179,784
Travel & entertainment	(12,233)	3,194	3,358	10,089	21,318	112
Vehicle expenses	14,168	29,550	120,865	99,988	167,600	15,240
MSA Working Capital Adjustment					(3,377,288)
Amortization	3,071		3,071			3,755
Total selling, general and administrative expenses	594,315	(9,954)	1,333,845	736,741	154,431	283,958
Income/(Loss) from operations	(489,758)	554,913	(600,347)	664,937	(137,374)	(76,073)
Net loss	(489,758)	554,913	(600,347)	664,937	(137,374)	(76,073)
Total assets	978,617	605,954	978,617	605,954	705,522	215,315
Logistics | Operating segments
REPORTABLE SEGMENTS
Revenues	3,153,425		8,565,638		4,307,602
Cost of revenues	2,388,742		6,560,303		3,447,440
Selling, general and administrative expenses
Insurance expenses	15,295		41,549		31,508
Marketing expenses	916
Operational expenses	138,206		351,476		541,489
Compensation and related benefits	326,096		880,404
Travel & entertainment	10,681		36,099		4,973
Amortization	44,057		119,021		99,553
Total selling, general and administrative expenses	535,251		1,428,549		677,523
Income/(Loss) from operations	229,432		576,786		182,639
Other expense, net	5,494		16,509
Net loss	234,926		593,295		182,639
Total assets	3,773,016		3,773,016		3,085,843
Transportation | Operating segments
REPORTABLE SEGMENTS
Revenues	550,253	1,923,484	1,579,788	2,657,504	1,713,688	945,406
Cost of revenues	217,149	1,562,380	1,057,032	2,055,059	1,212,585	1,371,150
Selling, general and administrative expenses
Facility costs	12,940	5,940	46,814	15,022	38,512	22,377
Insurance expenses	190	267	589	679	884	832
Marketing expenses	(1)	3,415	1,282	5,564	11,506
Operational expenses	100,400	211,006	237,755	437,686	540,901	377,699
Compensation and related benefits	22,263	214,559	101,431	407,721	756,406	181,565
Travel & entertainment	32,144	11,488	43,524	22,438	18,473	7,520
Vehicle expenses	80		80
Depreciation					6,997	29,163
Amortization		32,746		36,262	68,118	78,532
Total selling, general and administrative expenses	179,221	464,069	465,501	930,613	1,441,797	697,688
Income/(Loss) from operations	153,883	(102,965)	57,255	(328,168)	(940,694)	(1,123,432)
Other expense, net	2,440,995		2,407,462
Net loss	2,594,878	(102,965)	2,464,717	(328,168)	(940,694)	(1,123,432)
Total assets	$ 2,079,487	$ 4,033,623	$ 2,079,487	$ 4,033,623	$ 1,259,687	$ 836,954